CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$118	$284	$151	$-	$553
Environmental Bonds	43	129	86	-	258
Totals	$161	$413	$237	$-	$811